UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) : [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GuideStone Capital Management
Address:   2401 Cedar Springs Rd
           Dallas, TX 75201

Form 13F File Number:  28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rodric E. Cummins
Title:     Senior Vice President
Phone:     214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins                 Dallas, TX           10-24-06
----------------------------- -----------------------   ------------
           [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F
FILE NUMBER   NAME
28-03570      AXA (on behalf of Alliance Capital Management, L.P.)
28-05508      Aronson + Johnson + Ortiz, LP
28-1006       Barrow, Hanley, Mewhinney & Strauss, Inc.
28-5703       BlackRock (on behalf of BlackRock Advisors, Inc.)
28-5703       BlackRock (on behalf of BlackRock Institutional)
28-00096      Capital Guardian Trust Company
28-3706       Equinox Capital Management
28-10956      Genesis Asset Managers, LLP
28-10981      Goldman Sachs Asset Management L.P.
28-398        Loomis, Sayles & Company, L.P.
28-413        Lord, Abbett & Co LLC
28-06419      Lotsoff Capital Management
28-06748      Marsico Capital Management, LLC
28-11450      Mondrian Investment Partners LTD
28-290        Northern Trust Corporation (on behalf of Northern Trust
              Investments, N.A.)
28-07376      Oechsle International Advisors, LLC
28-2701       Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643      Payden & Rygel
28-10372      Philadelphia International Advisors, LP
28-00969      Provident Investment Counsel
28-00223      RCM Capital Management LLC
28-05734      Sands Capital Management, LLC
28-11092      TimesSquare Capital Management, LLC
28-06683      TCW Investment Management Company
28-05591      Walter Scott & Partners Limited
28-10245      Western Asset Management Co.
28-10245      Western Asset Limited